Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023 shares
Fair Value Disclosures [Abstract]
Stock Issued During Period, Shares, Conversion of Convertible Securities	373,570